Summary of Significant Accounting Policies - Schedule of Disaggregated Revenue from Contracts with Customers (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Disaggregated Revenue from Contracts with Customers [Line Items]
Revenue from contracts with customers	¥ 18,196,448		¥ 39,729,034	¥ 71,737,814
Revenue	70,179,033	$ 10,035,468	248,831,457	440,536,632
Subscription revenue [Member]
Schedule of Disaggregated Revenue from Contracts with Customers [Line Items]
Revenue from contracts with customers	14,053,112		15,155,854	16,385,013
Licensing revenue [Member]
Schedule of Disaggregated Revenue from Contracts with Customers [Line Items]
Revenue from contracts with customers	179,180		18,124,277	16,683,141
Other services revenue [Member]
Schedule of Disaggregated Revenue from Contracts with Customers [Line Items]
Revenue from contracts with customers	3,964,156		6,448,903	38,669,659
Revenue from IT related solution services [Member]
Schedule of Disaggregated Revenue from Contracts with Customers [Line Items]
Other revenue	51,982,585		209,102,423	368,798,818
Revenue from educational content service [Member]
Schedule of Disaggregated Revenue from Contracts with Customers [Line Items]
Revenue from contracts with customers	179,180		18,124,277	16,683,141
Revenue from IT related solution services [Member]
Schedule of Disaggregated Revenue from Contracts with Customers [Line Items]
Revenue from contracts with customers	51,882,781		206,568,685	368,742,494
Revenue from educational content service [Member]
Schedule of Disaggregated Revenue from Contracts with Customers [Line Items]
Revenue from contracts with customers	18,017,268		21,604,757	55,054,673
Revenue from IT related solution services [Member]
Schedule of Disaggregated Revenue from Contracts with Customers [Line Items]
Revenue from contracts with customers	¥ 99,804		¥ 2,533,738	¥ 56,324